Derivatives and fair value measurements (Tables)	9 Months Ended
Sep. 30, 2014
Derivatives and fair value measurements [Abstract]
Interest Rate Swap Information
As of December 31, 2013:

Interest Rate Index		Principal Amount	Fair Value/ Carrying Amount of Liability	Weighted average remaining term	Fixed Interest Rate
U.S. Dollar-denominated Interest Rate Swap	Euribor	$ 6,386	$ 470	12.25	2.35%

As of September 30, 2014:

Interest Rate Index		Principal Amount	Fair Value/ Carrying Amount of Liability	Weighted average remaining term	Fixed Interest Rate
U.S. Dollar-denominated Interest Rate Swap	Euribor	$ 5,524	$ 584	11.50	2.35%

Derivative Instruments Fair Value Balance Sheet Location
As of
Balance Sheet Location		December 31, 2013	September 30, 2014
Fuel pricing contracts	Derivative assets, current	$ -	$ 2,534
	Derivative liabilities, current	(839	)-
Interest rates contracts	Derivative liabilities, non-current	$ (470)	$ (584)

Effect of Derivative Instruments on the Consolidated Statements of Income Location
		Nine months ended September 30,
Income / (Loss)	Statements of Income Location	2013	2014
Fuel pricing contracts	Cost of revenue - third parties	$ (1,108)	$ 4,174
Interest rate contracts	Interest and finance costs	47	(273)
Total		$ (1,061)	$ 3,901

Fair value measurements
Fair value measurements at December 31, 2013
Liabilities	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	$ 470	$ -	$ 470	$ -
Fuel pricing contracts	$ 839	-	$ 839	-

Total	$ 1,309	$ -	$ 1,309	$ -

Fair value measurements at September 30, 2014
(Assets) /Liabilities	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	$ 584	$ -	$ 584	$ -
Fuel pricing contracts	$ (2,534)	-	$ (2,534)	-

Total	$ (1,950)	$ -	$ (1,950)	$ -